Convertible Instruments and Accrued Interest - Outstanding Balance (Details) - USD ($) $ in Thousands	Nov. 30, 2023	May 31, 2023	May 31, 2022
Debt Instrument [Line Items]
Convertible notes payable outstanding principal	$ 33,700	$ 36,450	$ 38,319
Less: Unamortized debt discount and issuance costs	(786)	(1,319)	(2,078)
Convertible notes payable, net	32,914	35,131	36,241
Accrued interest on convertible notes	12,936	10,598	5,974
Outstanding convertible notes payable, net and accrued interest	45,850	45,729	42,215
Long-term Convertible Note - April 2, 2021 Note
Debt Instrument [Line Items]
Convertible notes payable outstanding principal	4,081	6,081	9,819
Less: Unamortized debt discount and issuance costs	(102)	(211)	(512)
Convertible notes payable, net	3,979	5,870	9,307
Accrued interest on convertible notes	4,261	3,804	2,599
Outstanding convertible notes payable, net and accrued interest	8,240	9,674	11,906
Long-term Convertible Note - April 23, 2021 Note
Debt Instrument [Line Items]
Convertible notes payable outstanding principal	29,369	29,369	28,500
Less: Unamortized debt discount and issuance costs	(607)	(822)	(1,566)
Convertible notes payable, net	28,762	28,547	26,934
Accrued interest on convertible notes	8,675	6,789	3,375
Outstanding convertible notes payable, net and accrued interest	37,437	35,336	$ 30,309
Placement Agent Notes
Debt Instrument [Line Items]
Convertible notes payable outstanding principal		1,000
Less: Unamortized debt discount and issuance costs		(286)
Convertible notes payable, net		714
Accrued interest on convertible notes		5
Outstanding convertible notes payable, net and accrued interest		$ 719
Short Term Notes
Debt Instrument [Line Items]
Convertible notes payable outstanding principal	250
Less: Unamortized debt discount and issuance costs	(77)
Convertible notes payable, net	173
Outstanding convertible notes payable, net and accrued interest	$ 173